UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     TriOaks Capital Management L.P.
Address:  One Bryant Park, 39th Floor
          New York, NY 10036

Form 13F File Number:  028-15371
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Cipriano
Title:      Chief Operating Officer
Phone:      (212) 642-6900

Signature, Place and Date of Signing:

    /s/ John Cipriano              New York, NY                  May 10, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                74
                                               -------------------
Form 13F Information Table Value Total:             $728,281
                                               -------------------
                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                    TRIOAKS CAPITAL MANAGEMENT L.P.
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED MARCH 31, 2013

--------------------------------------------------------------------------------------------------------------------------
                                                         VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ACTIVISION BLIZZARD INC      COM              00507V109  9,491     651,405 SH       SOLE                  651,405
AKAMAI TECHNOLOGIES INC      CALL             00971T901 73,607      20,840 SH  CALL SOLE                   20,840
AMC NETWORKS INC             CL A             00164V103  7,248     114,646 SH       SOLE                  114,646
AMERICAN TOWER CORP          COM              03027X100  3,652      47,482 SH       SOLE                   47,482
AMERISTAR CASINOS INC        COM              03070Q101  3,535     134,787 SH       SOLE                  134,787
APOLLO GROUP INC             CL A             037604105  1,449      83,379 SH       SOLE                   83,379
APPLE INC                    COM              037833100  7,379      16,670 SH       SOLE                   16,670
AT&T INC                     COM              00206R102  2,295      62,560 SH       SOLE                   62,560
AVIS BUDGET GROUP INC        COM              053774105  5,802     208,486 SH       SOLE                  208,486
BRINKER INTERNATIONAL INC    COM              109641100  3,925     104,249 SH       SOLE                  104,249
BURGER KING WORLDWIDE INC    COM              121220107  5,444     285,000 SH       SOLE                  285,000
CABLEVISION SYSTEMS-NY GRP   CL A NY CABLVS   12686C109  1,559     104,223 SH       SOLE                  104,223
CENTURYLINK INC              COM              156700106  1,831      52,134 SH       SOLE                   52,134
CHEESECAKE FACTORY INC/THE   COM              163072101  4,583     118,703 SH       SOLE                  118,703
CINEMARK HOLDINGS INC        COM              17243V102  4,603     156,361 SH       SOLE                  156,361
CITRIX SYSTEMS INC           COM              177376100  6,017      83,389 SH       SOLE                   83,389
COMCAST CORP                 CL A             20030N101 14,220     338,733 SH       SOLE                  338,733
COMCAST CORP-SPECIAL CL A    CL A SPL         20030N200  8,257     208,450 SH       SOLE                  208,450
CTRIP.COM INTERNATIONAL-ADR  AMERICAN DEP SHS 22943F100  4,011     187,606 SH       SOLE                  187,606
DOMINO'S PIZZA INC           COM              25754A201  7,507     145,938 SH       SOLE                  145,938
DREAMWORKS ANIMATION SKG     CL A             26153C103 23,601   1,244,773 SH       SOLE                1,244,773
EBAY INC                     COM              278642103  8,429     155,461 SH       SOLE                  155,461
ELECTRONIC ARTS INC          COM              285512109 11,345     640,987 SH       SOLE                  640,987
EQUINIX INC                  COM NEW          29444U502  2,254      10,419 SH       SOLE                   10,419
FACEBOOK INC                 CL A             30303M102  8,639     337,713 SH       SOLE                  337,713
FORTINET INC                 COM              34959E109  4,937     208,491 SH       SOLE                  208,491
FRONTIER COMMUNICATIONS CORP COM              35906A108  8,317   2,084,511 SH       SOLE                2,084,511
GANNETT INC                  CALL             364730901 23,425      10,711 SH  CALL SOLE                   10,711
GANNETT INC                  CALL             364730901 27,668      12,651 SH  CALL SOLE                   12,651
GANNETT INC                  CALL             364730901 74,826      34,214 SH  CALL SOLE                   34,214
GROUPON INC                  COM CL A         399473107  3,367     550,148 SH       SOLE                  550,148
HERTZ GLOBAL HOLDINGS INC    COM              42805T105 13,920     625,347 SH       SOLE                  625,347
INTL GAME TECHNOLOGY         COM              459902102  4,299     260,571 SH       SOLE                  260,571
LAMAR ADVERTISING CO         CL A             512815101  6,077     125,089 SH       SOLE                  125,089
LAS VEGAS SANDS CORP         COM              517834107 10,278     182,402 SH       SOLE                  182,402
LEVEL 3 COMMUNICATIONS INC   COM NEW          52729N308  9,093     448,176 SH       SOLE                  448,176
LIBERTY VENTURES - SER A     LBT VENT COM A   53071M880  4,727      62,537 SH       SOLE                   62,537
LIFELOCK INC                 COM              53224V100 12,907   1,340,270 SH       SOLE                1,340,270
MCDONALD'S CORP              COM              580135101  5,916      59,348 SH       SOLE                   59,348
MCGRAW-HILL COMPANIES INC    COM              580645109  9,772     187,625 SH       SOLE                  187,625
NETFLIX INC                  COM              64110L106  3,255      17,196 SH       SOLE                   17,196
NEW YORK TIMES CO-A          CL A             650111107  4,086     416,907 SH       SOLE                  416,907
ORACLE CORP                  COM              68389X105  3,370     104,223 SH       SOLE                  104,223
PANDORA MEDIA INC            CALL             698354907 36,271      25,615 SH  CALL SOLE                   25,615
PANDORA MEDIA INC            CALL             698354907  3,982       2,812 SH  CALL SOLE                    2,812
PANDORA MEDIA INC            CALL             698354907  9,111       6,434 SH  CALL SOLE                    6,434
PANDORA MEDIA INC            CALL             698354907 13,613       9,614 SH  CALL SOLE                    9,614
PANDORA MEDIA INC            COM              698354107 13,138     927,792 SH       SOLE                  927,792
PANERA BREAD COMPANY-CLASS A CL A             69840W108 16,365      99,036 SH       SOLE                   99,036
PENN NATIONAL GAMING INC     COM              707569109  3,205      58,878 SH       SOLE                   58,878
QLIK TECHNOLOGIES INC        COM              74733T105  4,711     182,388 SH       SOLE                  182,388
RESEARCH IN MOTION           COM              760975102  3,726     257,968 SH       SOLE                  257,968
SCRIPPS NETWORKS INTER-CL A  CLA COM          811065101 15,061     234,078 SH       SOLE                  234,078
SHFL ENTERTAINMENT INC       COM              78423R105 15,459     932,951 SH       SOLE                  932,951
SINA CORP                    ORD              G81477104  1,730      35,613 SH       SOLE                   35,613
SPLUNK INC                   COM              848637104  5,215     130,280 SH       SOLE                  130,280
STARBUCKS CORP               COM              855244109  9,499     166,796 SH       SOLE                  166,796
STARWOOD HOTELS & RESORTS    COM              85590A401  3,987      62,565 SH       SOLE                   62,565
TAKE-TWO INTERACTIVE SOFTWRE COM              874054109  5,050     312,676 SH       SOLE                  312,676
TIBCO SOFTWARE INC           COM              88632Q103  6,321     312,676 SH       SOLE                  312,676
TIME WARNER INC              COM NEW          887317303  7,508     130,307 SH       SOLE                  130,307
TIVO INC                     CALL             888706908 12,219       9,862 SH  CALL SOLE                    9,862
TIVO INC                     CALL             888706908 12,865      10,383 SH  CALL SOLE                   10,383
TIVO INC                     COM              888706108  6,288     507,496 SH       SOLE                  507,496
TRIPADVISOR INC              COM              896945201  7,391     140,736 SH       SOLE                  140,736
TW TELECOM INC               COM              87311L104  7,876     312,672 SH       SOLE                  312,672
VERIZON COMMUNICATIONS INC   COM              92343V104  2,562      52,121 SH       SOLE                   52,121
WALT DISNEY CO/THE           COM DISNEY       254687106  8,882     156,365 SH       SOLE                  156,365
WEIGHT WATCHERS INTL INC     COM              948626106  2,106      50,000 SH       SOLE                   50,000
WESTERN UNION CO             COM              959802109  3,135     208,450 SH       SOLE                  208,450
WINDSTREAM CORP              COM              97381W104  4,219     531,992 SH       SOLE                  531,992
YAHOO! INC                   COM              984332106 22,071     938,024 SH       SOLE                  938,024
YANDEX NV-A                  SHS CLASS A      N97284108  3,618     156,373 SH       SOLE                  156,373
ZYNGA INC - CL A             CL A             98986T108    175      52,111 SH       SOLE                   52,111
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